Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance
In accordance with the final rule adopted by the SEC in August 2022 implementing
Section
 953(a) of the Dodd-Frank Act, we are providing the following table that sets forth certain compensation measures for certain of our officers alongside certain performance metrics for the Company and certain of its industry peers:

					Value of Initial $100 Investment:
Year	Summary Compensation Table CEO Total Compensation ($)	Compensation Actually Paid to CEO ($) (1)	Average SCT Non-CEO NEOs Total Compensation ($)	Average Compensation Actually Paid to Non-CEO NEOs ($) (1)	Company TSR ($)	Peer Group TSR ($) (2)	Net Investment Income ($ in thousands)	Return on Equity
2022	7,370,508	12,508,448	1,441,832	1,354,862	131.26	113.50	188,068	11.6%
2021	7,410,986	11,960,041	1,548,309	1,560,941	145.05	125.26	149,968	11.1%
2020	7,871,404	12,662,414	1,621,547	1,676,816	115.13	91.15	157,140	11.3%

—	2022 CEO is Bluestein; non-CEO NEOs are Meyer, Botelho and Follmann
—	2021 CEO is Bluestein; non-CEO NEOs are Meyer and Grace
—	2020 CEO is Bluestein; non-CEO NEOs are Meyer and Grace
(1)
The
amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our CEO or Other NEOs. These amounts reflect the Summary Compensation Table Total (SCT) with certain adjustments as set forth in the following reconciliation table:

Name	Year	SCT Total ($)	SCT Stock Awards ($)	Fair Value of Stock Awards Granted in the Covered Year ($)	Change in Fair Value of Unvested Stock Awards from Prior Years ($)	Fair Value of Stock Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	Fair Value of Stock Awards Forfeited ($)	Value of Dividends on Unvested Stock Awards Not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid
PEO	2022	7,370,508	(3,700,008)	3,211,607	(126,779)	-	5,753,121	-	-	12,508,448
	2021	7,410,986	(3,449,995)	4,289,439	2,843,025	-	866,586	-	-	11,960,041
	2020	7,871,404	(3,989,493)	4,454,699	4,439,836	-	(114,033)	-	-	12,662,414
NEO Average	2022	1,441,832	(541,665)	470,981	(20,807)	-	4,521	-	-	1,354,862
	2021	1,548,309	(611,752)	676,676	7,210	-	65,068	(124,571)	-	1,560,941
	2020	1,621,547	(602,500)	672,756	21,233	-	(36,220)	-	-	1,676,816

(2)	“Peer Group” TSR is the S&P500 BDC Index

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote [Text Block]	Meyer, Botelho and Follmann	Meyer and Grace	Meyer and Grace
Peer Group Issuers, Footnote [Text Block]	“Peer Group” TSR is the S&P500 BDC Index
PEO Total Compensation Amount	$ 7,370,508	$ 7,410,986	$ 7,871,404
PEO Actually Paid Compensation Amount	$ 12,508,448	11,960,041	12,662,414
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The
amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our CEO or Other NEOs. These amounts reflect the Summary Compensation Table Total (SCT) with certain adjustments as set forth in the following reconciliation table:

Name	Year	SCT Total ($)	SCT Stock Awards ($)	Fair Value of Stock Awards Granted in the Covered Year ($)	Change in Fair Value of Unvested Stock Awards from Prior Years ($)	Fair Value of Stock Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	Fair Value of Stock Awards Forfeited ($)	Value of Dividends on Unvested Stock Awards Not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid
PEO	2022	7,370,508	(3,700,008)	3,211,607	(126,779)	-	5,753,121	-	-	12,508,448
	2021	7,410,986	(3,449,995)	4,289,439	2,843,025	-	866,586	-	-	11,960,041
	2020	7,871,404	(3,989,493)	4,454,699	4,439,836	-	(114,033)	-	-	12,662,414
NEO Average	2022	1,441,832	(541,665)	470,981	(20,807)	-	4,521	-	-	1,354,862
	2021	1,548,309	(611,752)	676,676	7,210	-	65,068	(124,571)	-	1,560,941
	2020	1,621,547	(602,500)	672,756	21,233	-	(36,220)	-	-	1,676,816

Non-PEO NEO Average Total Compensation Amount	$ 1,441,832	1,548,309	1,621,547
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,354,862	1,560,941	1,676,816
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)
The
amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our CEO or Other NEOs. These amounts reflect the Summary Compensation Table Total (SCT) with certain adjustments as set forth in the following reconciliation table:

Name	Year	SCT Total ($)	SCT Stock Awards ($)	Fair Value of Stock Awards Granted in the Covered Year ($)	Change in Fair Value of Unvested Stock Awards from Prior Years ($)	Fair Value of Stock Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	Fair Value of Stock Awards Forfeited ($)	Value of Dividends on Unvested Stock Awards Not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid
PEO	2022	7,370,508	(3,700,008)	3,211,607	(126,779)	-	5,753,121	-	-	12,508,448
	2021	7,410,986	(3,449,995)	4,289,439	2,843,025	-	866,586	-	-	11,960,041
	2020	7,871,404	(3,989,493)	4,454,699	4,439,836	-	(114,033)	-	-	12,662,414
NEO Average	2022	1,441,832	(541,665)	470,981	(20,807)	-	4,521	-	-	1,354,862
	2021	1,548,309	(611,752)	676,676	7,210	-	65,068	(124,571)	-	1,560,941
	2020	1,621,547	(602,500)	672,756	21,233	-	(36,220)	-	-	1,676,816

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The graph below reflects the relationship between “Compensation Actually Paid” to our CEO and other NEOs and TSR for the Company and the S&P BDC Index:
Compensation Actually Paid vs. Net Income [Text Block]	The graph below reflects the relationship between “Compensation Actually Paid” to our CEO and other NEOs and Net Investment Income:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graph below reflects the relationship between “Compensation Actually Paid” to our CEO and other NEOs and the Company Selected Performance Measure of ROE for the Company:
Total Shareholder Return Vs Peer Group [Text Block]	The graph below reflects the relationship between “Compensation Actually Paid” to our CEO and other NEOs and TSR for the Company and the S&P BDC Index:
Tabular List [Table Text Block]
As described above, restrictions imposed by the 1940 Act restrict the Compensation Committee’s ability
to use nondiscretionary or formulaic Company performance goals or criteria to determine executive incentive compensation. The Compensation Committee instead considers several financial performance metrics, along with other factors including operational goals and individual performance criteria, in determining the appropriate compensation for the NEOs. Subject to the foregoing restrictions imposed by the
1940 Act, in the Company’s assessment, the following list of performance measures represent the most important performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance:

•	return on equity (ROE) ;
•	total dividends paid to stockholders ;
•	net realized gain or losses; and
•	net unrealized appreciation or depreciation.

Total Shareholder Return Amount	$ 131.26	145.05	115.13
Peer Group Total Shareholder Return Amount	113.5	125.26	91.15
Net Income (Loss)	$ 188,068,000	$ 149,968,000	$ 157,140,000
Company Selected Measure Amount	0.116	0.111	0.113
PEO Name	Bluestein	Bluestein	Bluestein
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	return on equity (ROE)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	total dividends paid to stockholders
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	net realized gain or losses
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	net unrealized appreciation or depreciation
PEO [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,700,008)	$ (3,449,995)	$ (3,989,493)
PEO [Member] | Fair Value of Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,211,607	4,289,439	4,454,699
PEO [Member] | Change in Fair Value of Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(126,779)	2,843,025	4,439,836
PEO [Member] | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,753,121	866,586	(114,033)
Non-PEO NEO [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(541,665)	(611,752)	(602,500)
Non-PEO NEO [Member] | Fair Value of Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	470,981	676,676	672,756
Non-PEO NEO [Member] | Change in Fair Value of Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,807)	7,210	21,233
Non-PEO NEO [Member] | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,521	65,068	$ (36,220)
Non-PEO NEO [Member] | Fair Value of Stock Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (124,571)